Available-for-sale Financial Assets - Summary of Available-for-sale Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	$ 1,212,165	$ 40,896	$ 1,295,034
Current	89,159	3,008	266,696
Non-current	1,123,006	37,888	1,028,338
Unquoted ordinary shares [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	605,110	20,415	553,350
Quoted ordinary shares [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	279,791	9,440	146,786
Limited partnership [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	246,072	8,302	273,372
Unquoted preferred shares [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	57,367	1,935	78,068
Open-end mutual funds [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets	$ 23,825	$ 804	$ 243,458